SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidation of sponsored funds and Derivative financial instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivatives reflected in financial instruments held at fair value	$ 75,547,082	$ 428,159,554
Realized loss	$ 0	$ 0	$ 68,281
Derivative, Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Unrealized loss	$ 0	$ 0	$ 12,906
Stock Index Future Contracts and Warrants
Derivatives reflected in financial instruments held at fair value	$ 0	$ 0